Supplement dated July 13, 2009
To
Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation & Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Statement of Additional Information
dated May 1, 2009
Davis Selected Advisers, L.P. proposed, and the Independent Directors accepted, amendments reducing the existing adviser fee schedule for the following funds: Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, and Davis Appreciation & Income Fund. As of July 1, 2009 these funds pay an advisory fee of 0.55% on all assets.

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